Financial Assets and Liabilities - Effects of derivatives designated as hedging instruments on consolidated financial statements (Details) - Designated as Hedging Instrument - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Foreign Exchange Forward Contracts | Cash Flow Hedge
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gross unrealized gains (losses) recognized in other comprehensive income (loss)	$ (29,192)	$ 19,302	$ 3,048
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	(12,864)	35,077	(13,663)
Change in fair value used for measuring ineffectiveness:	(29,295)	19,312	2,889
Gains (losses) recognized into general and administrative - ineffective portion	(103)	10	(159)
Foreign Exchange Forward Contracts | Cash Flow Hedge | Cost of revenues
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	(525)	1,326	(807)
Foreign Exchange Forward Contracts | Cash Flow Hedge | Research and development
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	(10,513)	28,490	(9,647)
Foreign Exchange Forward Contracts | Cash Flow Hedge | Marketing and sales
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	(220)	400	(273)
Foreign Exchange Forward Contracts | Cash Flow Hedge | General and administrative
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	(1,606)	4,861	(2,936)
Foreign Exchange Forward Contracts | Hedged item - highly probable forecast purchases
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Change in fair value used for measuring ineffectiveness:	(29,192)	19,302	3,048
Interest rate swaps | Cash Flow Hedge
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gross unrealized gains (losses) recognized in other comprehensive income (loss)	40,613	(233)	0
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	$ (3,153)	$ 0	$ 0